2019 Acquisition - Amounts Assigned to Goodwill and Major Intangibles Asset Classifications (Detail) - Aussie Health Assets $ in Thousands	Sep. 10, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 745
Intangible assets	333
Total	1,078
Trademarks
Business Acquisition [Line Items]
Intangible assets	$ 310
Useful life (in years)	5 years
Transition Services Agreement
Business Acquisition [Line Items]
Intangible assets	$ 11
Transition Services Agreement | Maximum
Business Acquisition [Line Items]
Useful life (in years)	1 year
Non-Competition Agreement
Business Acquisition [Line Items]
Intangible assets	$ 12
Useful life (in years)	3 years